CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2018
CONTRIBUTED EQUITY [Abstract]
Issued Capital
		2018	2017
	Note	US$	US$
Issued capital
559,030,352 fully paid ordinary shares (2017: 454,030,352) (2016: 397,808,129)	10(a)	40,483,348	28,512,793

(a)	Movements in issued capital

Date	Details	Number of Ordinary Shares	Issue Price		US$
1 Jul 2017	Opening balance	454,030,352		—	28,512,793
3 Nov 2017	Share placement	100,000,000	$	A0.16	12,304,000
30 May 2018	Exercise of incentive options	5,000,000	$	A0.05	187,525
30 May 2018	Transfer from share-based payment reserve	—		—	136,746
	Share issue costs	—		—	(657,716)
30 Jun 2018	Closing balance	559,030,352			40,483,348
1 Jul 2016	Opening balance	397,808,129		—	24,908,762
13 – 21 Apr 2017	Share placement	56,222,223	$	A0.09	3,840,034
	Share issue costs	—		—	(236,003)
30 Jun 2017	Closing balance	454,030,352		—	28,512,793